UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

                         CARDINAL SMALL CAP VALUE FUND

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                      The Advisors' Inner Circle Funds II
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-877-446-3863

                        Date of Fiscal Year End: July 31

             Date of Reporting Period: July 1, 2015 - June 30, 2016

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                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ACI WORLDWIDE, INC.
 SECURITY ID: 004498101  TICKER: ACIW
 Meeting Date: 14-Jun-16           Meeting Type: Annual
 1. Director                                             Management     For          Voted - For
 2. Ratify the Appointment of Deloitte & Touche LLP As
      our Independent Registered Public Accounting Firm
      for the Fiscal Year Ending December 31, 2016.      Management     For          Voted - For
 3. Approve the Company's Executive Compensation.        Management     For          Voted - For
 4. Approve the 2016 Equity and Performance Incentive
      Plan.                                              Management     For          Voted - For
AIR METHODS CORPORATION
 SECURITY ID: 009128307  TICKER: AIRM
 Meeting Date: 18-May-16           Meeting Type: Annual
 1. Director                                             Management     For          Voted - For
 2. To Ratify the Appointment of KPMG LLP As the
      Company's Independent Registered Public Accounting
      Firm for the Fiscal Year Ending December 31, 2016. Management     For          Voted - For
 3. To Approve, on an Advisory Basis, Named Executive
      Officer Compensation.                              Management     For          Voted - For
 4. To Approve the Amendment and Restatement of the
      Company's Current Certificate of Incorporation and
      Current Bylaws in Order to Declassify Its Board of
      Directors.                                         Management     For          Voted - For
BABCOCK & WILCOX ENTERPRISES, INC.
 SECURITY ID: 05614L100  TICKER: BW
 Meeting Date: 06-May-16           Meeting Type: Annual
 1. Director                                             Management     For          Voted - For
 2. Ratification of Appointment of Deloitte & Touche
      LLP As Independent Registered Public Accounting
      Firm for the Year Ending December 31, 2016.        Management     For          Voted - For
 3. Advisory Vote on Executive Compensation.             Management     For          Voted - For
 4. Advisory Vote on the Frequency of the Vote on
      Executive Compensation.                            Management     1 Year       Voted - 3 Years
 5. Approval of the Amended and Restated 2015 Long-term
      Incentive Plan.                                    Management     For          Voted - For
 6. Approval of the Executive Incentive Compensation
      Plan.                                              Management     For          Voted - For


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                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
BGC PARTNERS, INC.
 SECURITY ID: 05541T101  TICKER: BGCP
 Meeting Date: 22-Jun-16           Meeting Type: Annual
 1. Director                                            Management     For          Voted - For
 2. Approval of an Amendment to the Bgc Partners, Inc.
      Amended and Restated Certificate of Incorporation
      to Increase the Number of Authorized Shares of
      Class A Common Stock                              Management     For          Voted - For
 3. Approval of an Amendment to the Bgc Partners, Inc.
      Amended and Restated Certificate of Incorporation
      to Increase the Number of Authorized Shares of
      Class B Common Stock and to Provide That Class B
      Common Stock Shall be Issued Only to Certain
      Affiliated Entities Or Related Persons            Management     For          Voted - For
 4. Approval of the Seventh Amended and Restated Bgc
      Partners, Inc. Long Term Incentive Plan           Management     For          Voted - For
BLUEROCK RESIDENTIAL GROWTH REIT, INC.
 SECURITY ID: 09627J102  TICKER: BRG
 Meeting Date: 26-May-16           Meeting Type: Annual
 1. Director                                            Management     For          Voted - For
 2. The Ratification of Bdo Usa, LLP As the Independent
      Registered Public Accounting Firm for the Fiscal
      Year Ending December 31, 2016.                    Management     For          Voted - For
BOINGO WIRELESS, INC.
 SECURITY ID: 09739C102  TICKER: WIFI
 Meeting Date: 09-Jun-16           Meeting Type: Annual
 1. Director                                            Management     For          Voted - For
 2. Ratification of the Appointment of
      PricewaterhouseCoopers LLP As our Independent
      Registered Public Accounting Firm for the Fiscal
      Year Ending December 31, 2016.                    Management     For          Voted - For
 1. Director                                            Management     For          Voted - For
 2. Ratification of the Appointment of
      PricewaterhouseCoopers LLP As our Independent
      Registered Public Accounting Firm for the Fiscal
      Year Ending December 31, 2016.                    Management     For          Voted - For
 01 Director                                            Opposition     For          Voted - For
 02 The Company's Proposal to Ratify the Appointment of
      PricewaterhouseCoopers LLP As the Company's
      Independent Registered Public Accounting Firm for
      the Fiscal Year Ending Decemebr 31, 2016.         Opposition                  Voted - Abstain


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                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
BWX TECHNOLOGIES, INC.
 SECURITY ID: 05605H100  TICKER: BWXT
 Meeting Date: 29-Apr-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  Advisory Vote on Executive Compensation.              Management     For          Voted - For
 3.  Ratification of Appointment of Independent
       Registered Public Accounting Firm for the Year
       Ending December 31, 2016.                           Management     For          Voted - For
 4.  Reapprove our Executive Incentive Compensation Plan
       for Section 162(m) Purposes.                        Management     For          Voted - For
CARDINAL FINANCIAL CORPORATION
 SECURITY ID: 14149F109  TICKER: CFNL
 Meeting Date: 28-Apr-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  Advisory Approval of the Company's Executive
       Compensation.                                       Management     For          Voted - For
 3.  Ratify the Appointment of Yhb As the Company's
       Independent Auditors for 2016.                      Management     For          Voted - For
CASH AMERICA INTERNATIONAL, INC.
 SECURITY ID: 14754D100  TICKER: CSH
 Meeting Date: 19-May-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  Ratification of the Appointment of Grant Thornton
       LLP As our Independent Registered Public Accounting
       Firm for the Year 2016.                             Management     For          Voted - For
 3.  Advisory Vote to Approve Executive Compensation.      Management     For          Voted - For
CBIZ, INC.
 SECURITY ID: 124805102  TICKER: CBZ
 Meeting Date: 11-May-16           Meeting Type: Annual
 1.1 Election of Director: Rick L. Burdick                 Management     For          Voted - For
 1.2 Election of Director: Steven L. Gerard                Management     For          Voted - For
 1.3 Election of Director: Jerome P. Grisko, Jr.           Management     For          Voted - For
 1.4 Election of Director: Benaree Pratt Wiley             Management     For          Voted - For
 2.  Ratification of KPMG, LLP As Cbiz's Independent
       Registered Public Accounting Firm.                  Management     For          Voted - For
 3.  Say on Pay-an Advisory Vote on the Approval of
       Executive Compensation.                             Management     For          Voted - For
 4.  Upon Such Other Business As May Properly Come
       Before Said Meeting, Or Any Adjournment Thereof.    Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
COLONY STARWOOD HOMES
 SECURITY ID: 19625X102  TICKER: SFR
 Meeting Date: 06-May-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  The Approval, on an Advisory Basis, of the
       Company's Executive Compensation As Disclosed in
       the Proxy Statement.                                Management     For          Voted - For
 3.  The Frequency of the Advisory Vote on the Company's
       Compensation for Executive Officers As Set Forth in
       the Proxy Statement.                                Management     1 Year       Voted - 3 Years
 4.  Ratification of the Appointment of Ernst & Young
       LLP As the Independent Registered Public Accounting
       Firm of the Company for the Year Ending December
       31, 2016.                                           Management     For          Voted - For
COLUMBIA BANKING SYSTEM,INC.
 SECURITY ID: 197236102  TICKER: COLB
 Meeting Date: 27-Apr-16           Meeting Type: Annual
 1A. Election of Director: David A. Dietzler               Management     For          Voted - For
 1B. Election of Director: Melanie J. Dressel              Management     For          Voted - For
 1C. Election of Director: Craig D. Eerkes                 Management     For          Voted - For
 1D. Election of Director: Ford Elsaesser                  Management     For          Voted - For
 1E. Election of Director: Mark A. Finkelstein             Management     For          Voted - For
 1F. Election of Director: John P. Folsom                  Management     For          Voted - For
 1G. Election of Director: Thomas M. Hulbert               Management     For          Voted - For
 1H. Election of Director: Michelle M. Lantow              Management     For          Voted - For
 1I. Election of Director: Mae Fujita Numata               Management     For          Voted - For
 1J. Election of Director: Elizabeth Seaton                Management     For          Voted - For
 1K. Election of Director: William T. Weyerhaeuser         Management     For          Voted - For
 2.  To Vote on an Advisory (non-binding) Resolution to
       Approve the Compensation of Columbia's Executive
       Officers.                                           Management     For          Voted - For
 3.  To Vote on an Advisory (non-binding) Resolution to
       Appoint Deloitte & Touche LLP As our Independent
       Registered Public Accounting Firm for Fiscal Year
       Ending 2016.                                        Management     For          Voted - For
COMPASS MINERALS INTERNATIONAL, INC.
 SECURITY ID: 20451N101  TICKER: CMP
 Meeting Date: 04-May-16           Meeting Type: Annual
 1A) Election of Director: Eric Ford                       Management     For          Voted - For
 1B) Election of Director: Francis J. Malecha              Management     For          Voted - For
 1C) Election of Director: Paul S. Williams                Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2. Advisory Approval of the Compensation of the Named
      Executive Officers for Fiscal Year 2015, As Set
      Forth in the Proxy Statement.                      Management     For          Voted - For
 3. Ratification of the Appointment of Ernst & Young
      LLP As Compass Minerals' Independent Registered
      Accounting Firm for Fiscal Year 2016.              Management     For          Voted - For
CONVERGYS CORPORATION
 SECURITY ID: 212485106  TICKER: CVG
 Meeting Date: 14-Apr-16           Meeting Type: Annual
 1. Director                                             Management     For          Voted - For
 2. To Ratify the Appointment of Ernst & Young LLP As
      our Independent Registered Public Accounting Firm
      for Fiscal 2016.                                   Management     For          Voted - For
 3. To Approve, on an Advisory Basis, the Compensation
      of our Named Executive Officers.                   Management     For          Voted - For
CTS CORPORATION
 SECURITY ID: 126501105  TICKER: CTS
 Meeting Date: 19-May-16           Meeting Type: Annual
 1. Director                                             Management     For          Voted - For
 2. Approval, on an Advisory Basis, of the Compensation
      of Cts' Named Executive Officers.                  Management     For          Voted - For
 3. Ratification of the Appointment of Grant Thornton
      LLP As Cts' Independent Auditor for 2016.          Management     For          Voted - For
DEL FRISCO'S RESTAURANT GROUP INC.
 SECURITY ID: 245077102  TICKER: DFRG
 Meeting Date: 18-May-16           Meeting Type: Annual
 1. Director                                             Management     For          Voted - For
 2. To Ratify the Appointment of KPMG LLP As the
      Company's Independent Registered Public Accounting
      Firm for the Year Ending December 27, 2016.        Management     For          Voted - For
DIAMONDBACK ENERGY, INC.
 SECURITY ID: 25278X109  TICKER: FANG
 Meeting Date: 08-Jun-16           Meeting Type: Annual
 1. Director                                             Management     For          Voted - For
 2. Proposal to Approve the Company's 2016 Amended and
      Restated Equity Incentive Plan                     Management     For          Voted - For
 3. Proposal to Approve, on an Advisory Basis, the
      Compensation Paid to the Company's Named Executive
      Officers                                           Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4.  Proposal to Ratify the Appointment of Grant
       Thornton LLP As the Company's Independent Auditors
       for the Fiscal Year Ending December 31, 2016        Management     For          Voted - For
EPR PROPERTIES
 SECURITY ID: 26884U109  TICKER: EPR
 Meeting Date: 11-May-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  Proposal to Approve, on A Non-binding Advisory
       Basis, the Compensation of the Company's Named
       Executive Officers As Disclosed in These Proxy
       Materials.                                          Management     For          Voted - For
 3.  Proposal to Approve the Company's 2016 Equity
       Incentive Plan.                                     Management     For          Voted - For
 4.  Proposal to Ratify the Appointment of KPMG LLP As
       the Company's Independent Registered Public
       Accounting Firm for 2016.                           Management     For          Voted - For
GENESEE & WYOMING INC.
 SECURITY ID: 371559105  TICKER: GWR
 Meeting Date: 17-May-16           Meeting Type: Annual
 1A. Director                                              Management     For          Voted - For
 2.  Ratification of the Selection of
       PricewaterhouseCoopers LLP As the Company's
       Independent Registered Public Accounting Firm for
       the Fiscal Year Ending December 31, 2016.           Management     For          Voted - For
GLOBUS MEDICAL, INC.
 SECURITY ID: 379577208  TICKER: GMED
 Meeting Date: 14-Jun-16           Meeting Type: Annual
 1A. Election of Director: David C. Paul                   Management     For          Voted - For
 1B. Election of Director: Daniel T. Lemaitre              Management     For          Voted - For
 1C. Election of Director: Ann D. Rhoads                   Management     For          Voted - For
 2.  To Approve the Material Terms of the Performance
       Goals Set Forth in the Globus Medical, Inc. 2012
       Equity Incentive Plan to Allow Certain Grants Under
       the Plan to be Deductible Under Section 162(m) of
       the Internal Revenue Code.                          Management     For          Voted - For
 3.  To Ratify the Appointment of Grant Thornton LLP As
       the Company's Independent Registered Public
       Accounting Firm for the Year Ending December 31,
       2016.                                               Management     For          Voted - For
 4.  To Approve, in an Advisory Vote, the Compensation
       of the Company's Named Executive Officers (the
       Say-on-pay Vote).                                   Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
HERSHA HOSPITALITY TRUST
 SECURITY ID: 427825500  TICKER: HT
 Meeting Date: 27-May-16           Meeting Type: Annual
 1A. Election of Trustee: Jay H. Shah                       Management     For          Voted - For
 1B. Election of Trustee: Thomas J. Hutchison III           Management     For          Voted - For
 1C. Election of Trustee: Donald J. Landry                  Management     For          Voted - For
 1D. Election of Trustee: Michael A. Leven                  Management     For          Voted - For
 2.  The Approval, on an Advisory Basis, of the
       Compensation of the Named Executive Officers         Management     For          Voted - For
 3.  The Ratification of KPMG LLP As the Independent
       Auditors                                             Management     For          Voted - For
INTERDIGITAL, INC.
 SECURITY ID: 45867G101  TICKER: IDCC
 Meeting Date: 08-Jun-16           Meeting Type: Annual
 1A. Election of Director: Jeffrey K. Belk                  Management     For          Voted - For
 1B. Election of Director: S. Douglas Hutcheson             Management     For          Voted - For
 1C. Election of Director: John A. Kritzmacher              Management     For          Voted - For
 1D. Election of Director: William J. Merritt               Management     For          Voted - For
 1E. Election of Director: Kai O. Oistamo                   Management     For          Voted - For
 1F. Election of Director: Jean F. Rankin                   Management     For          Voted - For
 1G. Election of Director: Robert S. Roath                  Management     For          Voted - For
 1H. Election of Director: Philip P. Trahanas               Management     For          Voted - For
 2.  Advisory Resolution to Approve Executive
       Compensation.                                        Management     For          Voted - For
 3.  Ratification of PricewaterhouseCoopers LLP As the
       Independent Registered Public Accounting Firm of
       Interdigital, Inc. for the Year Ending December 31,
       2016.                                                Management     For          Voted - For
J2 GLOBAL INC
 SECURITY ID: 48123V102  TICKER: JCOM
 Meeting Date: 04-May-16           Meeting Type: Annual
 1.1 Election of Director: Douglas Y. Bech                  Management     For          Voted - For
 1.2 Election of Director: Robert J. Cresci                 Management     For          Voted - For
 1.3 Election of Director: W. Brian Kretzmer                Management     For          Voted - For
 1.4 Election of Director: Jonathan F. Miller               Management     For          Voted - For
 1.5 Election of Director: Richard S. Ressler               Management     For          Voted - For
 1.6 Election of Director: Stephen Ross                     Management     For          Voted - For
 2   To Ratify the Appointment of Bdo Usa, LLP to Serve
       As J2 Global's Independent Auditors for Fiscal 2016. Management     For          Voted - For
 3   To Approve, in an Advisory Vote, the Compensation
       of J2 Global's Named Executive Officers.             Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
KAMAN CORPORATION
 SECURITY ID: 483548103  TICKER: KAMN
 Meeting Date: 20-Apr-16           Meeting Type: Annual
 1.  Director                                               Management     For          Voted - For
 2.  To Approve, on an Advisory Basis, the Compensation
       of the Company's Named Executive Officers.           Management     For          Voted - For
 3.  Ratification of the Appointment of
       PricewaterhouseCoopers LLP As the Company's
       Independent Registered Public Accounting Firm.       Management     For          Voted - For
 4.  To Consider, on an Advisory Basis If Properly
       Presented at the Meeting, A Shareholder Proposal to
       Elect Directors Annually.                            Management     Against      Voted - Against
KAR AUCTION SERVICES INC
 SECURITY ID: 48238T109  TICKER: KAR
 Meeting Date: 08-Jun-16           Meeting Type: Annual
 1A. Election of Director: Todd F. Bourell                  Management     For          Voted - For
 1B. Election of Director: Donna R. Ecton                   Management     For          Voted - For
 1C. Election of Director: James P. Hallett                 Management     For          Voted - For
 1D. Election of Director: Mark E. Hill                     Management     For          Voted - For
 1E. Election of Director: J. Mark Howell                   Management     For          Voted - For
 1F. Election of Director: Lynn Jolliffe                    Management     For          Voted - For
 1G. Election of Director: Michael T. Kestner               Management     For          Voted - For
 1H. Election of Director: John P. Larson                   Management     For          Voted - For
 1I. Election of Director: Stephen E. Smith                 Management     For          Voted - For
 2.  To Approve the Amendment and Restatement of the
       Company's Amended and Restated Certificate of
       Incorporation to Provide That the Company's
       Stockholders May Remove Any Director from Office,
       with Or Without Cause, and Other Ministerial Changes Management     For          Voted - For
 3.  To Ratify the Audit Committee's Appointment of KPMG
       LLP As the Company's Independent Registered Public
       Accounting Firm for 2016                             Management     For          Voted - For
KRISPY KREME DOUGHNUTS, INC.
 SECURITY ID: 501014104  TICKER: KKD
 Meeting Date: 12-May-16           Meeting Type: Annual
 1.  Director                                               Management     For          Voted - For
 2.  Advisory Approval of the Compensation of our Named
       Executive Officers As Disclosed in our 2016 Proxy
       Statement.                                           Management     For          Voted - For
 3.  The Ratification of the Appointment of
       PricewaterhouseCoopers LLP As the Company's
       Independent Registered Public Accounting Firm for
       Its Fiscal Year Ending January 29, 2017.             Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
LIGAND PHARMACEUTICALS INCORPORATED
 SECURITY ID: 53220K504  TICKER: LGND
 Meeting Date: 23-May-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  Ratification of Appointment of Independent
       Registered Accounting Firm.                         Management     For          Voted - For
 3.  Approval of the Amendment and Restatement of Ligand
       Pharmaceuticals Incorporated's 2002 Stock Incentive
       Plan.                                               Management     For          Voted - For
 4.  Approval, on A Non-binding Advisory Basis, of the
       Compensation of Ligand Pharmaceuticals
       Incorporated's Named Executive Officers.            Management     For          Voted - For
MB FINANCIAL, INC.
 SECURITY ID: 55264U108  TICKER: MBFI
 Meeting Date: 25-May-16           Meeting Type: Annual
 1A. Election of Director: David P. Bolger                 Management     For          Voted - For
 1B. Election of Director: C. Bryan Daniels                Management     For          Voted - For
 1C. Election of Director: Mitchell Feiger                 Management     For          Voted - For
 1D. Election of Director: Charles J. Gries                Management     For          Voted - For
 1E. Election of Director: James N. Hallene                Management     For          Voted - For
 1F. Election of Director: Thomas H. Harvey                Management     For          Voted - For
 1G. Election of Director: Richard J. Holmstrom            Management     For          Voted - For
 1H. Election of Director: Karen J. May                    Management     For          Voted - For
 1I. Election of Director: Ronald D. Santo                 Management     For          Voted - For
 1J. Election of Director: Jennifer W. Steans              Management     For          Voted - For
 1K. Election of Director: Renee Togher                    Management     For          Voted - For
 2.  Advisory (non-binding) Vote on Executive
       Compensation.                                       Management     For          Voted - For
 3.  Ratification of the Appointment of Rsm Us LLP As
       the Company's Independent Registered Public
       Accounting Firm for the Year Ending December 31,
       2016.                                               Management     For          Voted - For
MDC PARTNERS INC.
 SECURITY ID: 552697104  TICKER: MDCA
 Meeting Date: 01-Jun-16           Meeting Type: Annual
 01  Director                                              Management     For          Voted - For
 02  The Appointment of Bdo Usa, LLP to Act As Auditors
       of Mdc Partners and to Authorize the Audit
       Committee to Fix Their Remuneration.                Management     For          Voted - For
 03  The Approval of the 2016 Stock Incentive Plan.        Management     For          Voted - For
 04  A Non-binding Advisory Resolution on the Company's
       Executive Compensation.                             Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
MEDICAL PROPERTIES TRUST, INC.
 SECURITY ID: 58463J304  TICKER: MPW
 Meeting Date: 19-May-16           Meeting Type: Annual
 1.1 Election of Director: Edward K. Aldag, Jr.           Management     For          Voted - For
 1.2 Election of Director: G. Steven Dawson               Management     For          Voted - For
 1.3 Election of Director: R. Steven Hamner               Management     For          Voted - For
 1.4 Election of Director: Robert E. Holmes, Ph.D.        Management     For          Voted - For
 1.5 Election of Director: Sherry A. Kellett              Management     For          Voted - For
 1.6 Election of Director: William G. Mckenzie            Management     For          Voted - For
 1.7 Election of Director: D. Paul Sparks, Jr.            Management     For          Voted - For
 2.  To Ratify the Appointment of PricewaterhouseCoopers
       LLP As Independent Registered Public Accounting
       Firm for the Fiscal Year Ending December 31, 2016. Management     For          Voted - For
 3.  Advisory Approval of the Company's Executive
       Compensation.                                      Management     For          Voted - For
MONOTYPE IMAGING HOLDINGS INC.
 SECURITY ID: 61022P100  TICKER: TYPE
 Meeting Date: 05-May-16           Meeting Type: Annual
 1.  Director                                             Management     For          Voted - For
 2.  An Advisory Approval of the Company's Executive
       Compensation.                                      Management     For          Voted - For
 3.  Ratify Ernst & Young LLP As the Company's
       Independent Registered Public Accounting Firm for
       the Year Ending December 31, 2016.                 Management     For          Voted - For
MOTORCAR PARTS OF AMERICA, INC.
 SECURITY ID: 620071100  TICKER: MPAA
 Meeting Date: 24-Mar-16           Meeting Type: Annual
 1.1 Election of Director: Selwyn Joffe                   Management     For          Voted - For
 1.2 Election of Director: Mel Marks                      Management     For          Voted - For
 1.3 Election of Director: Scott Adelson                  Management     For          Voted - For
 1.4 Election of Director: Rudolph Borneo                 Management     For          Voted - For
 1.5 Election of Director: Philip Gay                     Management     For          Voted - For
 1.6 Election of Director: Duane Miller                   Management     For          Voted - For
 1.7 Election of Director: Jeffrey Mirvis                 Management     For          Voted - For
 2.  Proposal to Ratify the Appointment of Ernst & Young
       LLP As the Company's Independent Registered Public
       Accountants for the Fiscal Year Ending March 31,
       2016.                                              Management     For          Voted - For
 3.  Advisory Vote on the Compensation of our Named
       Executive Officers.                                Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
NATIONAL CINEMEDIA, INC.
 SECURITY ID: 635309107  TICKER: NCMI
 Meeting Date: 29-Apr-16           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. To Approve, on an Advisory Basis, National
      Cinemedia, Inc.'s Executive Compensation.           Management     For          Voted - For
 3. To Approve the National Cinemedia, Inc. 2016 Equity
      Incentive Plan.                                     Management     For          Voted - For
 4. To Ratify the Appointment of Deloitte & Touche LLP
      As National Cinemedia, Inc.'s Independent Auditors
      for the 2016 Fiscal Year Ending December 29, 2016.  Management     For          Voted - For
NATIONAL STORAGE AFFILIATES TRUST
 SECURITY ID: 637870106  TICKER: NSA
 Meeting Date: 26-May-16           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. The Ratification of the Appointment of KPMG LLP As
      the Company's Independent Registered Public
      Accounting Firm for the Fiscal Year Ending December
      31, 2016.                                           Management     For          Voted - For
PACWEST BANCORP
 SECURITY ID: 695263103  TICKER: PACW
 Meeting Date: 16-May-16           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. Approval of the Amended and Restated 2003 Stock
      Incentive Plan. to Approve the Company's Amended
      and Restated 2003 Stock Incentive Plan.             Management     For          Voted - For
 3. Advisory Vote on Executive Compensation. to
      Approve, on an Advisory Basis (non Binding), the
      Compensation of the Company's Named Executive
      Officers.                                           Management     For          Voted - For
 4. Ratification of the Appointment of Independent
      Auditors. to Ratify the Appointment of KPMG LLP As
      the Company's Independent Auditors for the Fiscal
      Year Ending December 31, 2016.                      Management     For          Voted - For
 5. Adjournments. to Consider and Act Upon A Proposal
      to Approve, If Necessary, an Adjournment Or
      Postponement of the 2016 Annual Meeting of
      Stockholders (the "annual Meeting") to Solicit
      Additional Proxies.                                 Management     For          Voted - For
 6. Other Business. to Consider and Act Upon Such Other
      Business and Matters Or Proposals As May Properly
      Come Before the Annual Meeting Or Any Adjournments
      Or Postponements Thereof. *note* Please Contact
      Your Bank Or Broker to Cumulate Your Shares         Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                 PROPOSED BY       MGT. POSITION REGISTRANT VOTED
PDF SOLUTIONS, INC.
 SECURITY ID: 693282105  TICKER: PDFS
 Meeting Date: 31-May-16           Meeting Type: Annual
 1. Director                                              Management           For          Voted - For
 2. To Ratify the Appointment of PricewaterhouseCoopers
      LLP As the Independent Registered Public Accounting
      Firm of the Company for the Fiscal Year Ending
      December 31, 2016.                                  Management           For          Voted - For
 3. To Approve the Company's Third Amended and Restated
      2011 Stock Incentive Plan to Increase the Number of
      Authorized Shares Under Such Plan.                  Management           For          Voted - For
 4. To Approve, by Non-binding Vote, the 2015
      Compensation of Named Executive Officers.           Management           For          Voted - For
PERFORMANCE SPORTS GROUP LTD.
 SECURITY ID: 71377G100  TICKER: PSG
 Meeting Date: 14-Oct-15           Meeting Type: Annual And Special Meeting
 01 Director                                              Management           For          Voted - For
 02 Appointment of KPMG LLP As Auditors of the Company
      for the Fiscal Year Ending May 31, 2016.            Management           For          Voted - For
 03 To Approve, with Or Without Variation, by Ordinary
      Resolution (the Full Text of Which is Set Forth in
      Annex A to the Proxy Statement) the Company's New
      Omnibus Equity Incentive Plan.                      Management           For          Voted - For
 04 To Approve, with Or Without Variation, by Ordinary
      Resolution (the Full Text of Which is Set Forth in
      Annex B to the Proxy Statement) an Amendment to the
      Company's Amended and Restated Articles to Increase
      the Quorum Requirement for Meetings of Shareholders
      to 25% of the Issued and Outstanding Common Shares
      Entitled to be Voted and to Set the Quorum
      Requirement for Meetings of Directors at A Majority
      of the Directors Then in Office, As Well As Make
      Certain Other Related Amendments.                   Management           For          Voted - For
 05 To Approve, with Or Without Variation, by Special
      Resolution (the Full Text of Which is Set Forth in
      Annex C to the Proxy Statement) an Amendment to
      Remove References to Proportionate Voting Shares
      from the Company's Notice of Articles and Amended
      and Restated Articles and Make Certain Other
      Related Amendments.                                 Management           For          Voted - For
 06 To Approve, with Or Without Variation, by Ordinary
      Resolution (the Full Text of Which is Set Forth in
      Annex D to the Proxy Statement) an Amendment to the
      Company's Amended and Restated Articles to Clarify
      That A Notice, Statement, Report Or Other Record
      Required Or Permitted by the British Columbia
      Business Corporations Act Or the Articles Can Also
      be Delivered in A Manner Permitted by Applicable
      Securities Legislation.                             Management           For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 07 To Approve, with Or Without Variation, by Ordinary
      Resolution (the Full Text of Which is Set Forth in
      Annex E to the Proxy Statement) an Amendment to the
      Advance Notice Provisions in the Company's Amended
      and Restated Articles with Respect to the
      Nomination of Directors.                            Management     For          Voted - For
 08 To Approve, with Or Without Variation, by Ordinary
      Resolution (the Full Text of Which is Set Forth in
      Annex F to the Proxy Statement) an Amendment to the
      Indemnification Provisions in the Company's Amended
      and Restated Articles.                              Management     For          Voted - For
SEI INVESTMENT FUNDS
 SECURITY ID: 78396559S
 Meeting Date: 14-Mar-16           Meeting Type: Special
 1. Director                                              Management     For          Voted - For
 2. To Amend the Agreement and Declaration of Trust to
      Reduce the Shareholder Quorum Requirement from A
      Majority to One-third (33 - 1/3%).                  Management     For          Voted - For
SILGAN HOLDINGS INC.
 SECURITY ID: 827048109  TICKER: SLGN
 Meeting Date: 27-May-16           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. To Reapprove the Material Terms of the Performance
      Goals Under the Silgan Holdings Inc. Senior
      Executive Performance Plan, As Amended.             Management     For          Voted - For
 3. To Ratify the Appointment of Ernst & Young LLP As
      the Company's Independent Registered Public
      Accounting Firm for the Fiscal Year Ending December
      31, 2016.                                           Management     For          Voted - For
 4. Advisory Vote to Approve the Compensation of the
      Company's Named Executive Officers.                 Management     For          Voted - For
SIX FLAGS ENTERTAINMENT CORPORATION
 SECURITY ID: 83001A102  TICKER: SIX
 Meeting Date: 04-May-16           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. Advisory Vote to Ratify KPMG LLP As the Company's
      Independent Public Accounting Firm for the Year
      Ending December 31, 2016.                           Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
SLM CORPORATION
 SECURITY ID: 78442P106  TICKER: SLM
 Meeting Date: 23-Jun-16           Meeting Type: Annual
 1A. Election of Director: Paul G. Child                  Management     For          Voted - For
 1B. Election of Director: Carter Warren Franke           Management     For          Voted - For
 1C. Election of Director: Earl A. Goode                  Management     For          Voted - For
 1D. Election of Director: Ronald F. Hunt                 Management     For          Voted - For
 1E. Election of Director: Marianne M. Keler              Management     For          Voted - For
 1F. Election of Director: Jim Matheson                   Management     For          Voted - For
 1G. Election of Director: Jed H. Pitcher                 Management     For          Voted - For
 1H. Election of Director: Frank C. Puleo                 Management     For          Voted - For
 1I. Election of Director: Raymond J. Quinlan             Management     For          Voted - For
 1J. Election of Director: Vivian C. Schneck-last         Management     For          Voted - For
 1K. Election of Director: William N. Shiebler            Management     For          Voted - For
 1L. Election of Director: Robert S. Strong               Management     For          Voted - For
 2.  Advisory Approval of Slm Corporation's Executive
       Compensation.                                      Management     For          Voted - For
 3.  Ratification of the Appointment of KPMG LLP As Slm
       Corporation's Independent Registered Public
       Accounting Firm for 2016.                          Management     For          Voted - For
STARWOOD PROPERTY TRUST INC
 SECURITY ID: 85571B105  TICKER: STWD
 Meeting Date: 27-Apr-16           Meeting Type: Annual
 1.  Director                                             Management     For          Voted - For
 2.  To Approve, on an Advisory Basis, the Company's
       Executive Compensation As Disclosed in the
       Accompanying Proxy Statement.                      Management     For          Voted - For
 3.  To Ratify the Audit Committee's Appointment of
       Deloitte & Touche LLP As the Company's Independent
       Registered Public Accounting Firm for the Calendar
       Year Ending December 31, 2016.                     Management     For          Voted - For
STARWOOD WAYPOINT RESIDENTIAL TRUST
 SECURITY ID: 85571W109 TICKER: SWAY
 Meeting Date: 17-Dec-15           Meeting Type: Special
 1.  Approval of the Internalization of Sway's
       Management Through the Acquisition of the Manager
       in Exchange for the Issuance to Starwood Capital
       Group of 6,400,000 Op Units, Which Under Certain
       Circumstances are Redeemable for Sway Common
       Shares, on A One-for-one Basis, and Certain
       Post-closing Asset-based Adjustments in Cash (the
       "internalization Proposal").                       Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2.  Approval of the Issuance of 64,869,583 Sway Common
       Shares in Connection with the Merger of Colony
       American Homes, Inc. with and Into Sway Holdco,
       Llc, A Wholly Owned Subsidiary of Sway (the "merger
       Share Issuance Proposal").                          Management     For          Voted - For
 3.  Approval of the Adjournment of the Special Meeting
       to A Later Date Or Dates, If Necessary Or
       Appropriate, As Determined in the Sole Discretion
       of the Chairman of the Special Meeting, to Solicit
       Additional Proxies If There are Not Sufficient
       Votes to Approve the Internalization Proposal and
       the Merger Share Issuance Proposal.                 Management     For          Voted - For
SYNAPTICS INCORPORATED
 SECURITY ID: 87157D109  TICKER: SYNA
 Meeting Date: 20-Oct-15           Meeting Type: Annual
 1.1 Election of Director: Jeffrey D. Buchanan             Management     For          Voted - For
 1.2 Election of Director: Keith B. Geeslin                Management     For          Voted - For
 1.3 Election of Director: James L. Whims                  Management     For          Voted - For
 2.  Proposal to Provide A Non-binding Advisory Vote on
       the Compensation of the Company's Named Executive
       Officers for Fiscal 2015 ("say-on-pay").            Management     For          Voted - For
 3.  Proposal to Ratify the Appointment of KPMG LLP, an
       Independent Registered Public Accounting Firm, As
       the Company's Independent Auditor for the Fiscal
       Year Ending June 25, 2016.                          Management     For          Voted - For
 4.  Proposal to Reapprove the Section 162(m) Provisions
       of the 2010 Incentive Compensation Plan.            Management     For          Voted - For
TECHTARGET, INC.
 SECURITY ID: 87874R100  TICKER: TTGT
 Meeting Date: 17-Jun-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  To Ratify the Appointment of Bdo Usa, LLP As the
       Company's Independent Registered Public Accounting
       Firm for the Fiscal Year Ending December 31, 2016.  Management     For          Voted - For
TELEDYNE TECHNOLOGIES INCORPORATED
 SECURITY ID: 879360105  TICKER: TDY
 Meeting Date: 27-Apr-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  Ratification of the Appointment of Deloitte &
       Touche LLP As the Company's Independent Registered
       Public Accounting Firm for Fiscal Year 2016.        Management     For          Voted - For
 3.  Approval of Non-binding Advisory Resolution on the
       Company's Executive Compensation.                   Management     For          Voted - For

                                       CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
THE HOWARD HUGHES CORPORATION
 SECURITY ID: 44267D107  TICKER: HHC
 Meeting Date: 19-May-16           Meeting Type: Annual
 1.1 Election of Director: William Ackman                  Management     For          Voted - For
 1.2 Election of Director: Adam Flatto                     Management     For          Voted - For
 1.3 Election of Director: Jeffrey Furber                  Management     For          Voted - For
 1.4 Election of Director: Allen Model                     Management     For          Voted - For
 1.5 Election of Director: R. Scot Sellers                 Management     For          Voted - For
 1.6 Election of Director: Steven Shepsman                 Management     For          Voted - For
 1.7 Election of Director: Burton M. Tansky                Management     For          Voted - For
 1.8 Election of Director: Mary Ann Tighe                  Management     For          Voted - For
 1.9 Election of Director: David R. Weinreb                Management     For          Voted - For
 2.  Advisory Vote to Approve Named Executive Officer
       Compensation.                                       Management     For          Voted - For
 3.  The Approval of the Second Amended and Restated
       Certificate of Incorporation to Permit Stockholders
       to Remove Directors with Or Without Cause and
       Delete Obsolete Provisions.                         Management     For          Voted - For
 4.  The Ratification of the Appointment of Ernst &
       Young LLP As the Company's Independent Registered
       Public Accounting Firm for the Fiscal Year Ending
       December 31, 2016.                                  Management     For          Voted - For
THE PROVIDENCE SERVICE CORPORATION
 SECURITY ID: 743815102  TICKER: PRSC
 Meeting Date: 16-Sep-15           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  A Non-binding Advisory Vote on Executive
       Compensation.                                       Management     For          Voted - For
 3.  To Ratify the Appointment of KPMG LLP As the
       Company's Independent Registered Public Accounting
       Firm for the 2015 Fiscal Year.                      Management     For          Voted - For
 4.  To Approve A Proposal to Authorize, Approve and
       Ratify the Issuance of Convertible Preferred Stock
       to Certain Affiliates of the Company's Largest
       Stockholder, Coliseum Capital Management, Llc, in
       Accordance with Nasdaq Listing Rule 5635(b).        Management     For          Voted - For
TRIMAS CORPORATION
 SECURITY ID: 896215209  TICKER: TRS
 Meeting Date: 12-May-16           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  Ratification of the Appointment of Deloitte &
       Touche LLP As the Company's Independent Registered




                                    CARDINAL SMALL CAP VALUE FUND
 PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Public Accounting Firm for the Fiscal Year Ending
      December 31, 2016.                                Management     For          Voted - For
 3. Re-approval of the Material Terms for Qualified
      Performance- Based Compensation Under the Trimas
      Corporation 2011 Omnibus Incentive Compensation
      Plan.                                             Management     For          Voted - For
UNITED FINANCIAL BANCORP, INC.
 SECURITY ID: 910304104 TICKER: UBNK
 Meeting Date: 29-Oct-15        Meeting Type: Special
 1. To Approve the United Financial Bancorp, Inc. 2015
      Omnibus Stock Incentive Plan.                     Management     For          Voted - For
UNITED STATES ANTIMONY CORPORATION
 SECURITY ID: 911549103 TICKER: UAMY
 Meeting Date: 12-Dec-15        Meeting Type: Annual
 1. Director                                            Management     For          Voted - For
 2. The Ratification of the Selection of Decoria,
      Maichel & Teague, P.s. As the Independent Auditor
      for the Year Ending December 31, 2015.            Management     For          Voted - For
 3. Advisory Vote to Approve Named Executive Officer
      Compensation.                                     Management     For          Voted - For
WORLD FUEL SERVICES CORPORATION
 SECURITY ID: 981475106 TICKER: INT
 Meeting Date: 26-May-16        Meeting Type: Annual
 1. Director                                            Management     For          Voted - For
 2. Approval of the World Fuel Services Corporation
      2016 Omnibus Plan.                                Management     For          Voted - For
 3. Approval of the Non-binding, Advisory Vote on
      Executive Compensation.                           Management     For          Voted - For
 4. Ratification of the Appointment of
      PricewaterhouseCoopers LLP As the Company's
      Independent Registered Certified Accounting Firm
      for the 2016 Fiscal Year.                         Management     For          Voted - For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND II




By: /S/ MICHAEL BEATTIE
    -------------------
    Michael Beattie
    President
    Date: August 26, 2016